Income Tax Expenses - Disclosure of Movement of the Valuation Allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Valuation Allowance [Line Items]
Balance as of January 1	¥ 73,169	$ 11,214	¥ 24,428	¥ 2,391
Addition	70,628	10,824	48,741	22,037
Balance as of December 31	¥ 143,797	$ 22,038	¥ 73,169	¥ 24,428